Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2009	$ 155,222		$ 372,034	$ (60,648)	$ (156,164)
Balance as of, Shares at Dec. 31, 2009		1,880,000
Common Stock Issuance, value	2,400	5	2,395	0	0
Common Stock Issuance, shares		45,120,000
Initial Public Offering Proceeds, net, Value	145,543	1	145,542	0	0
Initial Public Offering Proceeds, net, Shares		13,300,000
Net income	81,224				81,224
Other comprehensive income/ (loss)	(22,247)			(22,247)
Balance as of, value at Dec. 31, 2010	362,142	6	519,971	(82,895)	(74,940)
Balance as of, shares at Dec. 31, 2010		60,300,000
Net income	87,592				87,592
Other comprehensive income/ (loss)	(58,242)			(58,242)
Dividends	(61,506)				(61,506)
Balance as of, value at Dec. 31, 2011	329,986	6	519,971	(141,137)	(48,854)
Balance as of, Shares at Dec. 31, 2011		60,300,000
Net income	81,129				81,129
Other comprehensive income/ (loss)	(11,705)			(11,705)
Dividends	(73,089)				(73,089)
Follow-on offering proceeds, net, value	194,802	2	194,800
Follow-on offering proceeds, net, shares		14,500,000
Follow-on offering expences	(671)		(671)
Balance as of, value at Dec. 31, 2012	$ 520,452	$ 8	$ 714,100	$ (152,842)	$ (40,814)
Balance as of, shares at Dec. 31, 2012		74,800,000